Share-based payments - Additional Information (Detail) - EUR (€) € in Thousands			8 Months Ended	12 Months Ended
	Apr. 28, 2021	Dec. 16, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity settled share based payment arrangement expenses				€ 291,837	€ 7,100	€ 0
Equity settled share based payment arrangement expenses Legal accounting and consulting fees				202,201	4,650	0
Equity settled share based payment arrangement expenses employee benefit expenses				€ 89,636	€ 2,450	€ 0
Consulting Services Agreement [Member] | Parent [member] | Consultancy Firm [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of termination of agreement		Dec. 31, 2023
Percentage difference between closing equity value and initial value minimum shares to be issued to the consulting organization					20.00%
Amendment One To Consulting Services Agreement [Member] | Part B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of equity instruments other than options granted modified share based payment arrangements	€ 250,400
Incremental fair value granted modified share based payment arrangements			€ 87,850
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate for the determination of present value of expected payouts			15.00%	15.00%	15.00%
Share based compensation equity instruments other than options expected discount for lack of marketability			9.40%	9.40%
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation equity instruments other than options expected discount for lack of marketability					12.40%
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation equity instruments other than options expected discount for lack of marketability						23.50%
Amendment One To Consulting Services Agreement [Member] | Consultancy Firm [Member] | Additional Consultancy Fees Paid To The Consulting Organization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash settlement share based payment transactions				€ 600	€ 0
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value			€ 459,300	459,300
share based compensation by share based award equity instruments other than options aggregate grant date fair value			182,800	182,800
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Part A [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value			97,900	97,900
share based compensation by share based award equity instruments other than options aggregate grant date fair value			63,800	63,800
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Part B [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value			361,400	361,400
share based compensation by share based award equity instruments other than options aggregate grant date fair value			€ 119,000	€ 119,000
Amendment One To Consulting Services Agreement [Member] | Parent [member] | Consultancy Firm [Member] | Madeline [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional compensation as a percentage of share capital							5.00%